S000010515 [Member] Investment Objectives and Goals - AB Tax-Managed Wealth Appreciation Strategy	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Tax-Managed Wealth Appreciation Strategy
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.